Business segment reporting (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
NET INTEREST INCOME	R$ 56,678,560	R$ 46,884,034	R$ 47,503,177
Equity instrument income	83,647	22,179	38,073
Income from companies accounted for by the equity method	312,986	239,236	199,179
Net fee and commission income	17,205,209	15,639,965	14,875,880
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	129,005	3,794,686	4,699,226
Other operating expense (net)	(652,121)	(715,790)	(841,002)
TOTAL INCOME	73,757,286	65,864,310	66,474,533
Personnel expenses	(11,597,996)	(10,813,926)	(9,896,995)
Other administrative expenses	(8,818,508)	(8,748,715)	(8,343,118)
Depreciation and amortization	(2,731,018)	(2,740,950)	(2,585,502)
Provisions (net)	(4,595,238)	(4,424,412)	(1,215,490)
Impairment losses on financial assets (net)	(28,484,030)	(28,008,086)	(24,828,749)
Impairment losses on non-financial assets (net)	(252,487)	(250,173)	(161,434)
Other non-financial gains (losses)	1,912,219	1,043,603	131,482
OPERATING PROFIT BEFORE TAX (1)	19,190,228	11,921,651	19,574,727
Currency Hedge(1)	664,616	(163,165)	(129,406)
ADJUSTED OPERATING INCOME BEFORE TAX (1)	19,854,844	11,758,486	19,445,321
Condensed Income Statement Commercial Banking [Member]
IfrsStatementLineItems [Line Items]
NET INTEREST INCOME	51,563,173	44,651,967	45,617,896
Equity instrument income	5,109	3,514	11,239
Income from companies accounted for by the equity method	259,321	184,889	147,676
Net fee and commission income	14,943,536	13,269,837	12,538,806
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(1,487,662)	(1,125,430)	(360,383)
Other operating expense (net)	(479,848)	(595,993)	(718,459)
TOTAL INCOME	64,803,629	56,388,784	57,236,775
Personnel expenses	(10,534,033)	(9,753,972)	(8,985,721)
Other administrative expenses	(7,835,919)	(7,866,949)	(7,571,376)
Depreciation and amortization	(2,599,134)	(2,621,353)	(2,479,643)
Provisions (net)	(4,582,750)	(4,404,408)	(1,207,531)
Impairment losses on financial assets (net)	(28,450,756)	(26,582,759)	(23,682,848)
Impairment losses on non-financial assets (net)	(252,550)	(250,044)	(160,479)
Other non-financial gains (losses)	1,912,219	1,043,603	131,482
OPERATING PROFIT BEFORE TAX (1)	12,460,706	5,952,902	13,280,659
Currency Hedge(1)	664,616	(163,165)	(129,406)
ADJUSTED OPERATING INCOME BEFORE TAX (1)	13,125,322	5,789,737	13,151,253
Condensed Income Statement Global Wholesale Banking [Member]
IfrsStatementLineItems [Line Items]
NET INTEREST INCOME	5,115,387	2,232,067	1,885,281
Equity instrument income	78,538	18,665	26,834
Income from companies accounted for by the equity method	53,665	54,347	51,503
Net fee and commission income	2,261,673	2,370,128	2,337,074
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	1,616,667	4,920,116	5,059,609
Other operating expense (net)	(172,273)	(119,797)	(122,543)
TOTAL INCOME	8,953,657	9,475,526	9,237,758
Personnel expenses	(1,063,963)	(1,059,954)	(911,274)
Other administrative expenses	(982,589)	(881,766)	(771,742)
Depreciation and amortization	(131,884)	(119,597)	(105,859)
Provisions (net)	(12,488)	(20,004)	(7,959)
Impairment losses on financial assets (net)	(33,274)	(1,425,327)	(1,145,901)
Impairment losses on non-financial assets (net)	63	(129)	(955)
Other non-financial gains (losses)
OPERATING PROFIT BEFORE TAX (1)	6,729,522	5,968,749	6,294,068
Currency Hedge(1)
ADJUSTED OPERATING INCOME BEFORE TAX (1)	R$ 6,729,522	R$ 5,968,749	R$ 6,294,068